General Information (Tables)	6 Months Ended
Jun. 30, 2026
General Information [Abstract]
Summary of Information about Consolidated Financial Statements and Company Principal Subsidiaries

Name of subsidiaries	Place of incorporation or establishment/operation and date of incorporation/ establishment	Principal activities
Apollomics, Inc.	California, United States January 14, 2016	Research and development of drugs
Apollomics (Australia) Pty. Ltd.	Melbourne, Australia November 4, 2016	Research and development of drugs
Apollomics (Hong Kong) Limited	Hong Kong, China June 24, 2019	Management and administrative services
Apollomics Inc. (Taiwan) Limited	Taipei, Taiwan February 13, 2026	Management and administrative services
Zhejiang Crownmab Biotech Co., Ltd.	Hangzhou, China May 29, 2018	Research and development of drugs
Zhejiang Crown Bochuang Biopharma Co., Ltd.	Hangzhou, China May 29, 2020	Research and development of drugs
Project Max SPAC Merger Sub, Inc.	Delaware, United States August 19, 2022	Investment holding